Goodwill	6 Months Ended
Jun. 30, 2026
Intangible Asset, Goodwill and Other [Abstract]
Goodwill

7. Goodwill

On April 22, 2026 (the “Acquisition Date”), the Company acquired a 50.5% controlling voting interest in Green Marine Energy Holdings Limited (“GME”), a company incorporated under BVI Companies Act 2004, principally engaged in the business of investment holdings in a sustainable fuel related logistic service provider.

The acquisition of GME expands the Company’s operational footprint and provides further commercial synergies. The Company has consolidated the financial results of GME and its group of companies in its consolidated financial statements from the Acquisition Date forward in accordance with FASB ASC 810.

The following table summarizes the provisional allocation of the purchase price to the value of the assets acquired and liabilities assumed at the Acquisition Date:

Purchase Consideration		$4,810,000
Less : Discount value of future payment -finance cost to unwind		(40,840)
		4,769,160
Less: Net Identifiable Net Assets/ (Liabilities) acquired
Non- Current Assets	$1,444
Current Assets	1,694,325
Current Liabilities	(1,712,714)
Non-Controlling Interest	(4,524)
	$(21,469)
Acquired 50.5% equity interest		(10,842)
Provisional Goodwill		$4,780,002

The above non-current assets include net-book value of office equipment. Current assets include inventory, cash and bank balances, other receivables, prepayment and deposits. Current liabilities include trade and non-trade creditors.

The goodwill is provisional as of June 30, 2026. The Company is in the process of ascertaining and reviewing the valuations of certain special industrial related business permits, licenses and etc in order to identify and allocate the market value on these intangible assets before arriving at Goodwill.

In accordance with FASB ASC 805-10-50-6, the Company will adjust this provisional goodwill during the measurement period (not to exceed one year from the Acquisition Date) if new information is obtained about facts and circumstances that existed as of the Acquisition Date. Any such adjustments to provisional fair values will result in a retrospective-like adjustment to Goodwill, recognized prospectively in the reporting period of the adjustment.

The Company incurred transaction-related costs of approximately $73,500 consisting of legal, accounting, valuation, and advisory fees. These expenses are included in general and administrative expenses in the Company’s Consolidated Statement of Operations for the six months ended June 30, 2026.